Consolidated Statements of Changes in Equity - CAD ($)	Total	Share Capital	Reserve For Stock Options	Reserve for Warrants	Total Reserves	Accumulated Other Comprehensive Income	Accumulated Deficit	Non-controlling Interests
Balance, shares at Jan. 31, 2017		48,850,337
Balance, amount at Jan. 31, 2017	$ 17,847,533	$ 45,495,382	$ 667,335	$ 404,469	$ 1,071,804	$ 81,077	$ (28,811,050)	$ 10,320
Statement [Line Items]
Exercise of stock options, shares		510,000
Exercise of stock options, amount	150,600	$ 249,209	(98,609)		(98,609)
Exercise of warrants and compensation options, shares		3,965,000
Exercise of warrants and compensation options, amount	404,750	$ 481,315		(76,565)	(76,565)
Less: Share issuance costs	(5,850)	$ (5,850)
Common shares returned to treasury and cancelled, shares		(4,150,000)
Common shares returned to treasury and cancelled, amount	(1,411,000)	$ (1,411,000)
Common shares repurchased and cancelled, shares		(911,500)
Common shares repurchased and cancelled, amount	(320,431)	$ (320,431)
Common shares repurchased in treasury, shares		(432,500)
Common shares repurchased in treasury, amount	(132,309)	$ (132,309)
Share-based payments	565,250		565,250		565,250
Transfer of expired/cancelled options and warrants			(269,581)	(10,000)	(279,581)		279,581
Unrealized gain on investment in securities, net of tax	(57,269)					(57,269)
Net loss	2,015,340						2,015,340
Balance, shares at Jan. 31, 2018		47,831,337
Balance, amount at Jan. 31, 2018	19,056,614	$ 44,356,316	864,395	317,904	1,182,299	23,808	(26,516,129)	10,320
Statement [Line Items]
Exercise of stock options, shares		205,000
Exercise of stock options, amount	50,350	$ 86,700	(36,350)		(36,350)
Exercise of warrants and compensation options, shares		3,469,500
Exercise of warrants and compensation options, amount	520,424	$ 741,073		(220,649)	(220,649)
Common shares returned to treasury and cancelled, shares		(3,462,500)
Common shares returned to treasury and cancelled, amount	(1,350,962)	$ (1,350,962)
Share-based payments	294,432		294,432		294,432
Transfer of expired/cancelled options and warrants			(26,500)	(541)	(27,041)		27,041
Net loss	704,296						704,296
Unrealized loss on investment in securities, net of tax	(19,197)					(19,197)
Balance, shares at Jan. 31, 2019		48,043,337
Balance, amount at Jan. 31, 2019	19,255,957	$ 43,833,127	1,095,977	96,714	1,192,691	4,611	(25,784,792)	10,320
Statement [Line Items]
Exercise of stock options, shares		840,000
Exercise of stock options, amount	205,425	$ 351,975	(146,550)		(146,550)
Less: Share issuance costs	(10,886)	$ (10,886)
Common shares returned to treasury and cancelled, shares		(2,536,500)
Common shares returned to treasury and cancelled, amount	(1,130,659)	$ (1,130,659)
Share-based payments	317,283		317,283		317,283
Transfer of expired/cancelled options and warrants			(66,200)		(66,200)		66,200
Net loss	(531,945)						(531,945)
Unrealized loss on investment in securities, net of tax	26,451					26,451
Balance, shares at Jan. 31, 2020		46,346,837
Balance, amount at Jan. 31, 2020	$ 18,131,626	$ 43,043,557	$ 1,200,510	$ 96,714	$ 1,297,224	$ 31,062	$ (26,250,537)	$ 10,320